Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-41159
Entity Registrant Name	IMMIX BIOPHARMA, INC.
Entity Central Index Key	0001873835
Entity Tax Identification Number	45-4869378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11400 West Olympic Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(310)
Local Phone Number	651-8041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.0001 per share
Trading Symbol	IMMX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false